Segment Information - Schedule of Revenues and Percentage of Combined Revenues for Customers (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenue, Major Customer [Line Items]
Revenues	$ 43,063	$ 36,983	$ 85,089	$ 73,203
Knutsen NYK Offshore Tankers AS [Member]
Revenue, Major Customer [Line Items]
Revenues		5,236		10,414
Fronape International Company, a Subsidiary of Petrobras Transporte S.A. [Member]
Revenue, Major Customer [Line Items]
Revenues	11,249	9,206	22,498	17,882
Eni Trading and Shipping S.pA [Member]
Revenue, Major Customer [Line Items]
Revenues	11,689	11,686	23,375	23,190
Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Revenues	5,710	5,783	10,229	11,481
Repsol Sinopec Brasil, S.A., a Subsidiary of Repsol Sinopec Brasil, B.V. [Member]
Revenue, Major Customer [Line Items]
Revenues	4,772	$ 5,070	9,760	$ 10,085
Brazil Shipping I Limited, a Subsidiary of BG Group Plc [Member]
Revenue, Major Customer [Line Items]
Revenues	5,097		10,134
Standard Marine AS, a Subsidiary of ExxonMobil [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 4,347		$ 8,694
Customer Concentration Risk [Member] | Revenues [Member] | Knutsen NYK Offshore Tankers AS [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers		14.00%		14.00%
Customer Concentration Risk [Member] | Revenues [Member] | Fronape International Company, a Subsidiary of Petrobras Transporte S.A. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	26.00%	25.00%	27.00%	24.00%
Customer Concentration Risk [Member] | Revenues [Member] | Eni Trading and Shipping S.pA [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	27.00%	32.00%	28.00%	32.00%
Customer Concentration Risk [Member] | Revenues [Member] | Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	13.00%	16.00%	12.00%	16.00%
Customer Concentration Risk [Member] | Revenues [Member] | Repsol Sinopec Brasil, S.A., a Subsidiary of Repsol Sinopec Brasil, B.V. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	11.00%	13.00%	11.00%	14.00%
Customer Concentration Risk [Member] | Revenues [Member] | Brazil Shipping I Limited, a Subsidiary of BG Group Plc [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	13.00%		12.00%
Customer Concentration Risk [Member] | Revenues [Member] | Standard Marine AS, a Subsidiary of ExxonMobil [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	10.00%		10.00%